To: Securities and Exchange Commission
      Washington, D.C.

Statement of registered closed-end investment company with respect to purchases of its own securities pursuant to Rule N-23(c)-1 during the last calendar month.

Report for the calendar month ending November 30, 2001:


MFS Government Markets Income Trust
Date
Identification
Shares
Repurchase



of Security
Repurchased
Price
NAV
Broker
 11/26/2001
Shares of beneficial interest
18,000
 6.55
 7.23
 Merrill Lynch
 11/29
Shares of beneficial interest
18,000
 6.543
 7.31
 Merrill Lynch
 11/29
Shares of beneficial interest
49,200
 6.543
 7.31
 Merrill Lynch
 11/30
Shares of beneficial interest
18,000
 6.5744
 7.32
 Merrill Lynch












































Total Shares Repurchased: 103,200
Remarks:  (none)



MFS Government Markets Income Trust

Robert Flaherty
Assistant Treasurer